Intangible Assets (Tables)	12 Months Ended
Dec. 28, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Breakdown of Intangible Assets

The following provides a breakdown of intangible assets as of:

	Fiscal 2019
	Tradenames	Non-Compete	Customer Relationships	Total
Intangible assets, gross	$9,458	$2,488	$22,757	$34,703
Accumulated amortization	(3,558)	(2,349)	(9,285)	(15,192)
Intangible assets, net	$5,900	$139	$13,472	$19,511

	Fiscal 2018
	Tradenames	Non-Compete	Customer Relationships	Total
Intangible assets, gross	$9,580	$2,487	$23,234	$35,301
Accumulated amortization	(2,747)	(2,259)	(7,638)	(12,644)
Intangible assets, net	$6,833	$228	$15,596	$22,657

Schedule of Estimated Annual Amortization Expense for Each of the Next Five Fiscal Years

As of December 28, 2019, estimated annual amortization expense for each of the next five fiscal years is as follows:

Fiscal year ended December	Amount
2020	$2,591
2021	2,546
2022	2,500
2023	2,500
2024	2,500
Thereafter	6,874
Total	$19,511